Income Taxes (Details) - Schedule of Deferred Income Tax Assets and Liabilities - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Schedule of Deferred Income Tax Assets and Liabilities [Abstract]
Canadian statutory income tax rate	27.00%	27.00%	27.00%
Income tax recovery at statutory rate	$ (2,322,936)	$ (1,861,476)	$ (771,373)
Tax effect of:
Permanent differences and other	204,134	335,494	(3,255)
Tax rate difference for foreign jurisdiction	10,715	56,175	40,185
Change in unrecognized deferred income tax assets	2,125,459	1,499,666	734,443
Income tax provision	$ 17,372	$ 29,859